Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

NOTE 6 – Related Party Transactions

The Company pays the health insurance premiums for the CEO and his family. The total of those health insurance premium payments was $15,364 in 2021. For the three and nine months ended September 30, 2022, the totals of those health insurance premiums were $ 3,842 and $12,538, respectively.  Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.  No other payments were made to the CEO in 2021 or for the nine months ended September 30, 2022.

The Company pays a member of the CEO’s family for technical services. The total of those payments was $53,500 in 2021. For the three and nine months ended September 30, 2022, the totals of those payments were $15,395 and $45,922, respectively. Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.

On August 6, 2021, the Company borrowed $125,000 from the CEO. The loan will mature and become payable 12 months from the date of signing. Interest at the rate of 1% will be accrued on the outstanding balance. As of August 5, 2022, this loan’s maturity date was extended to August 5, 2023.

NOTE 9 – Related Party Transactions

Since 2019, The Company has paid for some administrative expenses on behalf of Fvndit. The balance of those payments was $25,142 for the year ended December 31, 2021, and $24,498 for the year ended December 31, 2020, and are recorded as Due from Fvndit, Inc. on the accompanying consolidated balance sheets. From October 2018 through March 2021, Tan Tran served as an Officer and Director of Fvndit.

VoiceStep pays a member of the CEO’s family for technical services. The total of those payments was $53,500 in 2021, and $40,000 in 2020.

The Company pays the CEO for professional services and health insurance premiums for his family. The total of those professional payments were $0 in 2021, and $40,000 in 2020. The total of health insurance premium payments were $15,364 in 2021 and $17,344 for 2020. Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.

On August 6, 2021, the Company borrowed $125,000 from the CEO. The loan will mature and become payable 12 months from the date of signing. Interest at the rate of 1% will be accrued on the outstanding balance.